Investment in Equity-accounted Investees (Additional Information - OPC) (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2023	Oct. 11, 2024
CPV Valley [Member]
Disclosure of associates [line items]
Repayments of borrowings		$ 55
Loans and receivables		17
Notional amount		$ 415
CPV Maryland [Member]
Disclosure of associates [line items]
Percentage of additional shares acquired	25.00%		25.00%
Proportion of ownership interest	75.00%
Cash transferred	$ 188
CPV Shore [Member]
Disclosure of associates [line items]
Percentage of additional shares acquired	31.00%
Proportion of ownership interest	68.00%